DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 28, 2021	Mar. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)				27,600,000		27,600,000
Sale of Private Placement Warrants (in shares)	7,520,000					21,320,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000			$ 7,520,000	$ 0	$ 7,520,000
Transaction Costs	15,851,828	$ 0	$ 671,901	$ 671,901	0	15,851,828
Underwriting fees	5,520,000					5,520,000
Deferred underwriting fees	9,660,000	9,660,000			$ 9,660,000	9,660,000
Other offering costs	$ 671,828					$ 671,828
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination		5,000,001			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent					15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Threshold business days for redemption of public shares					10 days	10 days
Maximum net interest to pay dissolution expenses					$ 100,000	$ 100,000
Cash		304,944			304,944	491,827
Operating bank accounts		276,178,675			276,178,675	276,209,453
Working capital deficit		2,265,312			2,265,312	897,026
Franchise tax payable		$ 150,000			$ 150,000	176,006
Amount on deposit in Trust Account						$ 209,000
Loans for working capital purpose							$ 4,000,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Loans for working capital purpose								$ 1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000				27,600,000	27,600,000
Unit price	$ 10.00					$ 10.00
Proceeds from issuance of units	$ 276,000,000
Amount on deposit in Trust Account	$ 276,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000					7,520,000
Price of single warrant	$ 1.00					$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000					$ 7,520,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000				3,600,000	3,600,000
Unit price	$ 10.00